Segment, Product and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment, Product and Geographic Information
Segment revenues	$ 1,201,339	$ 1,547,097	$ 887,282
Segment operating income (loss)	257,587	545,021	57,926
Non operating loss, net	18,978	(429)	(1,054)
Consolidated profits before income taxes	276,565	544,592	56,872
Significant noncash items:
Share Based Compensation	3,096	700	763
Depreciation and amortization	21,342	21,342	23,596
Driver IC
Segment, Product and Geographic Information
Segment revenues	1,042,938	1,361,442	756,522
Segment operating income (loss)	275,275	551,943	98,687
Significant noncash items:
Share Based Compensation	1,655	424	481
Depreciation and amortization	8,261	5,598	5,959
Non-driver products
Segment, Product and Geographic Information
Segment revenues	158,401	185,655	130,760
Segment operating income (loss)	(17,688)	(6,922)	(40,761)
Significant noncash items:
Share Based Compensation	1,441	276	282
Depreciation and amortization	$ 13,081	$ 15,744	$ 17,637